Note 7 - Intangibles (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Software and W eb D evelopment	Content Platform	Content Development	Total
Cost, January 1, 2017	$9,239,087	$1,477,112	$2,474,020	$13,190,219
Additions	590,542	-	1,149,459	1,740,001
Cost, September 30, 2017	$9,829,629	$1,477,112	$3,623,479	$14,930,220
Impairment	(590,542)	-	(1,149,459)	(1,740,001)
Cost, December 31, 2017	9,239,087	1,477,112	2,474,020	13,190,219
Cost, September 30 , 201 8	$9,239,088	$1,477,112	$2,474,020	$13,190,219

Accumulated depreciation, January 1, 2017	$8,229,946	$1,477,112	$483,152	$10,190,210
Charge for the period	522,315	-	450,352	972,667
Accumulated depreciation, September 30, 2017	$8,752,261	$1,477,112	$933,504	$11,162,877
Charge for the period	34,809	-	44,452	79,261
Impairment	452,018	-	1,496,063	1,948,081
Accumulated depreciation, December 31, 2017	9,239,088	1,477,112	2,474,019	13,190,219
Accumulated depreciation, September 30, 201 8	$9,239,088	$1,477,112	$2,474,019	$13,190,219

Net book value, December 31, 2017	$-	$-	$-	$-

Net book value, September 30, 2018	$-	$-	$-	$-